UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) - 91.6%
AEROSPACE - 1.3%
498,750	Sequa Corp. Initial Term Loan, 4.000%, 06/19/17 (b)	507,832
248,740	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	252,472

		760,304

BROADCASTING - 2.2%
1,500,000	Clear Channel Communications, Inc. Tranche B Term Loan, 3.862%, 01/29/16	1,333,688

CABLE/WIRELESS VIDEO - 0.6%
347,871	WideOpenWest Finance LLC Term Loan, 6.250%, 07/17/18 (b)	352,191

CHEMICALS - 5.4%
159,850	Celanese Holdings LLC Term Loan C, 3.058%, 10/31/16	161,691
938,000	Flash Dutch 2 BV & U.S. Coatings Acquisition, Inc. Initial Term B Loan, 4.750%, 02/01/20 (b)	952,023
796,732	Ineos US Finance LLC Cash Dollar Term Loan, 6.500%, 04/27/18	811,527
200,000	Rockwood Specialties Group, Inc. Tranche B Term Loan, 3.750%, 02/09/18	201,945
1,145,802	Univar, Inc. Term Loan B, 5.000%, 06/30/17 (b)	1,159,128

		3,286,314

CONSUMER NON-DURABLES - 0.8%
500,000	NBTY, Inc. Term B-2 Loan, 4.250%, 10/01/17	507,018

Principal Amount ($)		Value ($)
CONSUMER PRODUCTS - 1.3%
250,000	Revlon Consumer Products Corp. Replacement Term Loan, 4.750%, 11/20/17 (b)	254,254
550,000	Serta Simmons Super Holdings LLC Term Loan, 5.000%, 10/01/19	558,456

		812,710

DIVERSIFIED MEDIA - 0.3%
238,552	R.H. Donnelley, Inc. Loan, 9.000%, 10/24/14 (b)	169,456

ENERGY - 3.4%
800,000	Chesapeake Energy Corp. Loan, 5.750%, 12/02/17	825,904
800,000	Energy Transfer Equity LP Term Loan, 3.750%, 03/24/17	804,876
450,000	FTS International, Inc. Term Loan, 8.500%, 05/06/16 (b)	427,437

		2,058,217

FINANCIAL - 3.5%
459,729	iStar Financial, Inc. Term Loan, 5.750%, 10/15/17	464,756
500,000	Ocwen Loan Servicing Initial Term Loan, 5.000%, 02/15/18	509,500
1,150,000	Springleaf Financial Funding Co. Term Loan, 5.500%, 05/10/17	1,158,987

		2,133,243

FOOD/TOBACCO - 5.5%
1,147,125	Del Monte Foods Co. Initial Term Loan, 4.000%, 03/08/18 (b)	1,159,405
491,490	Dunkin Brands, Inc. Term B-3 Loan, 4.000%, 02/14/20	497,828

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD/TOBACCO (continued)
487,500	OSI Restaurant Partners LLC Term Loan, 4.750%, 10/28/19	495,003
700,000	Supervalu, Inc. Loan (2013), 6.250%, 03/21/19 (b)	713,083
498,747	Wendy’s International, Inc. Term Loan, 3.500%, 05/15/19 (b)	505,049

		3,370,368

FOREST PRODUCTS/CONTAINERS - 1.7%
248,677	Berry Plastics Group Term Loan C, 2.204%, 04/03/15	250,050
748,120	Reynolds Group Holdings, Inc. U.S. Term Loan, 4.750%, 09/28/18	760,064

		1,010,114

GAMING/LEISURE - 7.4%
2,400,000	Caesars Entertainment Operating Co., Inc. Term B-6 Loan, 5.454%, 01/28/18 (b)	2,230,008
42,449	Las Vegas Sands LLC Original Delayed Draw 1 Term Loan, 1.710%, 05/23/14	42,574
414,233	Tranche B Term Loan, 2.311%, 11/23/16	415,658
83,255	Delayed Draw Term Loan, 2.311%, 11/23/16	83,541
206,920	Tranche B Term Loan (Non-Extending), 1.710%, 05/23/14	207,528
498,750	MGM Resorts International Term Loan B, 4.250%, 12/20/19	507,665
498,737	Penn National Gaming, Inc. Term B Facility, 3.750%, 07/16/18	503,812

Principal Amount ($)		Value ($)
GAMING/LEISURE (continued)
248,707	SeaWorld Parks & Entertainment Term Loan B, 4.000%, 08/17/17	250,365
249,375	Six Flags Theme Parks, Inc. Tranche B Term Loan, 4.000%, 12/20/18	253,249

		4,494,400

HEALTHCARE - 12.3%
896,489	Bausch & Lomb, Inc. Parent Term Loan, 5.250%, 05/17/19 (b)	906,171
796,748	Biomet, Inc. Dollar Term B-1 Loan, 3.954%, 07/25/17 (b)	807,150
1,250,000	CHS/Community Health Systems, Inc. Term Loan B, 3.787%, 01/25/17 (b)	1,264,844
498,741	Emdeon, Inc. Term B-1 Loan, 5.000%, 11/02/18	506,132
547,970	Emergency Medical Services Corp. Initial Term Loan, 4.000%, 05/25/18	554,990
496,733	Grifols, Inc. New U.S. Tranche B Term Loan, 4.500%, 06/01/17	502,291
800,000	HCA, Inc. Tranche B-2 Term Loan, 3.561%, 03/31/17	808,000
750,000	Tranche B-3 Term Loan, 3.454%, 05/01/18	757,594
491,714	Health Management Associates Inc Term Loan B, 4.500%, 11/16/18	497,074
497,500	Hologic Inc Tranche B Term Loan, 4.500%, 08/01/19	505,032

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HEALTHCARE (continued)
64,880	Warner Chilcott LLC Term B-2 Loan, 4.250%, 03/15/18	66,036
79,703	Term B-1 Loan, 4.250%, 03/15/18	81,123
183,096	Term B-1 Loan, 4.250%, 03/15/18	186,357

		7,442,794

HOUSING - 0.1%
30,233	Realogy Group LLC Extended Synthetic Commitment, 4.400%, 10/10/16	30,699

INFORMATION TECHNOLOGY - 5.8%
299,250	Ancestry.com, Inc. Initial Term Loan, 7.000%, 12/28/18 (b)	300,906
235,980	Avaya, Inc. Term Loan B-5, 8.000%, 03/31/18 (b)	237,916
995,134	Term Loan B-3, 4.788%, 10/26/17 (b)	941,645
242,535	CDW LLC Extended Term Loan, 4.000%, 07/15/17	243,950
250,000	Freescale Seminconductor, Inc. Tranche B-4 Term Loan, 5.000%, 03/01/2020	251,329
995,623	Infor US Inc Tranche B-2 Term Loan, 5.250%, 04/05/18	1,013,047
498,750	Kronos, Inc. Incremental Term Loan, 1st Lien, 4.500%, 10/30/19	506,647

		3,495,440

MANUFACTURING - 0.7%
400,000	Apex Tool Group Term Loan, 4.500%, 01/31/20	406,000

Principal Amount ($)		Value ($)
MEDIA/TELECOMMUNICATIONS - 11.7%
248,720	Affinion Group, Inc. Tranche 1 Term Loan, 6.500%, 10/09/16	244,030
698,250	Alcatel-Lucent USA U.S. Term Loan, 7.250%, 01/30/19	710,061
547,893	Cengage Learning Acquisitions Inc. Tranche 1 Term Loan, 2.710%, 07/03/14 (b)	424,069
746,053	Tranche B Term Loan, 5.710%, 07/05/17	551,613
746,231	Cequel Communications LLC Term Loan, 4.000%, 02/14/19	754,417
233,352	Charter Communications Operating LLC Term Loan C, 3.460%, 09/06/16	235,161
498,109	Crown Castle Operating Co. Term Loan B, 4.000%, 01/25/19 (b)	504,517
241,730	Dex Media West LLC New Term Loan, 7.000%, 10/24/14	186,011
798,000	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19 (b)	810,070
500,000	Level 3 Financing, Inc. Tranche B Term Loan, 5.250%, 08/01/19	507,687
244,573	SuperMedia, Inc. Term Loan, 11.000%, 12/30/16	181,138
500,000	TWCC Holding Corp. Term Loan, 4.250%, 02/13/17	507,590
685,584	Univision Communications, Inc. Term Loan B, 4.454%, 03/31/17	689,869
746,866	Zayo Group LLC Term Loan, 4.750%, 07/02/19 (b)	755,481

		7,061,714

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
METALS/MINERALS - 2.0%
747,492	Arch Coal, Inc. Term Loan B, Lein 1, 5.750%, 05/16/18 (b)	761,791
250,000	Fairmount Minerals, Ltd. Tranche B Term Loan, 5.250%, 03/15/17	252,162
192,052	Walter Energy, Inc. Term Loan B, 5.750%, 04/02/18	193,719

		1,207,672

RETAIL - 6.8%
249,373	Academy Initial Term Loan, 4.750%, 08/03/18 (b)	253,270
391,950	Bass Pro Group LLC Loan, 4.000%, 11/20/19 (b)	403,876
248,750	Burger King Tranche B Term Loan (2012), 3.750%, 09/28/19	252,259
231,404	Burlington Coat Factory Warehouse Corp. Term Loan B-1, 5.500%, 02/23/17	234,929
499,186	Guitar Center, Inc. Extended Term Loan, 5.540%, 04/09/17	497,419
250,000	Gymboree Corp. Term Loan, 5.000%, 02/23/18	242,902
497,468	J. Crew Group, Inc. Term B-1 Loan, 4.000%, 03/07/18	503,968
500,000	Michaels Stores, Inc. Term B Loan, 3.750%, 01/28/20	505,902
500,000	Neiman Marcus Group, Inc. Term Loan, 4.000%, 05/16/18	505,230
248,752	Party City, Inc. 2013 Replacement Term Loan, 4.250%, 07/27/19	251,006

Principal Amount ($)		Value ($)
RETAIL (continued)
249,362	PetCo Animal Supplies, Inc. New Loans, 4.000%, 11/24/17	253,150
249,361	Toys R Us - Delaware Initial Loan, 6.000%, 09/01/16 (b)	244,789

		4,148,700

SERVICE - 8.2%
399,000	Asurion LLC Incremental Tranche B-1 Term Loan, 5.500%, 05/24/18 (b)	403,964
600,000	Ceridian Extended U.S. Term Loan, 5.953%, 05/09/17 (b)	611,730
324,113	Education Management LLC Tranche C-2 Term Loan, 4.313%, 06/01/16 (b)	269,304
1,150,000	First Data Corp. 2018 Dollar Term Loan, 4.204%, 03/23/18	1,148,062
750,000	First Data Corp. 2017 Dollar Term Loan, 5.204%, 03/24/17	757,736
248,731	Hertz Corp. Tranche B Term Loan, 3.750%, 03/11/18	249,404
497,431	Sabre, Inc. Term Loan, 5.952%, 02/19/19	504,845
498,125	ServiceMaster Co. Tranche C Term Loan, 4.250%, 01/31/17 (b)	504,247
249,372	ServiceMaster Co. Tranche B Term Loan, 4.450%, 01/31/17 (b)	252,193
250,000	Weight Watchers International, Inc. Term F Loan, 3.000%, 03/15/19 (b)	251,546

		4,953,031

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
TRANSPORTATION - 4.5%
498,747	Allison Transmission, Inc. Term B-3 Loan, 3.250%, 08/23/19 (b)	506,747
996,199	Chrysler Group LLC Tranche B Term Loan, 6.000%, 05/24/17	1,016,193
494,448	Federal-Mogul Corp. Tranche B Term Loan, 2.138%, 12/29/14	464,101
252,269	Tranche C Term Loan, 2.138%, 12/28/15	236,787
500,000	Goodyear Tire & Rubber, Co. Tranche 1 Term Loan, 4.750%, 04/30/19	505,415

		2,729,243

UTILITY - 6.1%
194,491	AES 2013 Other Term Loan, 4.250%, 06/01/18	197,496
248,731	Calpine Corp. Term Loan, 4.500%, 04/01/18	252,359
249,373	Term Loan, 4.500%, 10/09/19 (b)	253,140
497,468	NRG Energy, Inc. Term Loan, 4.000%, 07/01/18 (b)	504,905
1,600,000	Texas Competitive Electric Holdings Co. LLC Term Loan, 3.702%, 10/10/14 (b)	1,178,224
1,850,000	Term Loan, 4.792%, 10/10/17 (b)	1,316,062

		3,702,186

Total US Senior Loans (Cost $55,109,607)		55,465,502

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) - 7.9%
Australia - 2.1%
USD
1,246,867	FMG Resources Term Loan, 5.250%, 10/18/17 (b)	1,264,012

Canada - 1.5%
USD
500,000	Bombardier Recreational Products, Inc. Term B Loan, 3.750%, 01/30/19 (b)	505,802
399,000	MEG Energy Corp. New Term Loan, 3.750%, 03/31/20	403,240

		909,042

Germany - 0.4%
USD
250,000	Schaeffler AG Facility C (USD), 6.000%, 01/27/17 (b)	253,333

Luxembourg - 2.2%
USD
1,150,000	Intelsat Jackson Holdings SA Tranche B-1 Term Loan, 4.500%, 04/02/18 (b)	1,168,544
144,282	WC Luxco SaRL Term B-3 Loan, 4.250%, 03/15/18	146,852

		1,315,396

Netherlands - 0.7%
USD
248,734	Sensata Technologies BV Tranche 1 Term Loan, 3.750%, 05/12/18	252,026
196,429	Tronox Pigments BV Closing Date Term Loan, 4.250%, 03/19/20 (b)	199,482

		451,508

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2013	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)
United Kingdom - 1.0%
USD
498,747	Alpha Topco Limited (Formula One) Facility B2 (USD), 4.750%, 04/29/19 (b)	507,475
500,000	HIBU PLC Facility B1, 4.459%, 07/31/14 (b)	91,770

		599,245

Total Foreign Domiciled Senior Loans (Cost $4,798,703)		4,792,536

Total Investments- 99.5% (Cost $59,908,310) (c)		60,258,038

Other Assets & Liabilities, Net 0.5%		314,816

Net Assets - 100.0%		60,572,854

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Cost for U.S. federal income tax purposes is $59,908,310. Unrealized appreciation and depreciation on investments are as follows:

	Gross	Gross	Net
	Appreciation	Depreciation	Appreciation	Cost
Highland/iBoxx Senior Loan ETF	$572,937	$(223,209)	$349,728	$59,908,310

LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
USD — United States Dollars

Foreign Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Metals/Minerals	2.1%
Information Technology	1.9%
Gaming/Leisure	0.8%
Aerospace	0.8%
Energy	0.7%
Manufacturing	0.4%
Transportation	0.4%
Chemicals	0.3%
Healthcare	0.3%
Broadcasting	0.2%

7.9%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) As of March 31, 2013	Highland/iBoxx Senior Loan ETF

Valuation of Investments

In computing each Fund’s net assets attributable to shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Fund’s net asset value materially affect the value of securities), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reason- ably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The fair value of the Fund’s loans, bonds and asset backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded) As of March 31, 2013	Highland/iBoxx Senior Loan ETF

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2013 is as follows:

	Total Market Value at 3/31/13	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$55,465,502	$—	$55,465,502	$—
Foreign Domiciled Senior Loans*	4,792,536	—	4,792,536	—

Total	$60,258,038	$—	$60,258,038	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2. For the period ended March 31, 2013, there were no Level 3 securities.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Principal Executive Officer (principal executive officer)

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Principal Executive Officer (principal executive officer)

Date:	May 29, 2013

By:	/s/ Brian Mitts
Brian Mitts Chief Financial Officer and Treasurer (principal financial officer)

Date:	May 29, 2013